UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10371

LORD ABBETT BLEND TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	1/31/2007

Item 1:               Report to Shareholders.

lord abbett 2007
semiannual
report

Lord Abbett Small Cap Blend Fund

For the six-month period ended January 31, 2007

Lord Abbett Small Cap Blend Fund

Semiannual Report

For the six-month period ended January 31, 2007

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Small Cap Blend Fund's performance for the six-month period ended January 31, 2007. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries of the Fund's portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 800-821-5129 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Best regards,

Robert S. Dow
Chairman

Q: What were the overall market conditions during the six-month period ended January 31, 2007?

A: The S&P Composite 1500® Index1 gained nearly 14% (including dividends) in the six-month period ended January 31, 2007. The positive performance turned in by equities occurred as two very important macro developments unfolded: crude oil prices tumbled and the outlook for short-term interest rates shifted.

Between August 8 and December 31, 2006, oil prices declined roughly 21%, prompting a decline of approximately $0.70 in the average retail cost of a gallon of regular gasoline. As a rule of thumb, every one-cent decline in a gallon of gasoline translates into a $1 billion increase in aggregate discretionary income; therefore, consumers received an extra $70 billion in the fourth quarter, on top of further employment gains. As a result, consumer spending leapt and so did consumer discretionary stocks. Following the strong returns of the consumer discretionary sector, the technology sector also outperformed the broad market. Of course, as the price of crude oil plummeted, so too did the energy sector.

Many market participants were convinced that the Federal Reserve Board (the Fed) would soon lower rates. The yield on the 10-year Treasury bond fell, as did forward rates on short-term deposits, until early December 2006. The financial sector benefited from the prospects of lower short rates; however, a string of positive economic news sent bond investors reeling. The 10-year yield rallied, forward rates rose, and the financial sector stalled. Although the financial sector struggled, led by regional banks, the broader market pushed higher in December and January.

In the six-month period ended January 31, 2007, on a total return basis, large caps (as represented by the S&P 100® Index2) outperformed small and mid caps (as represented by the S&P SmallCap 600® Index3 and the S&P MidCap 400® Index4) by approximately 1.6%, reflecting the superior dividends offered by large caps. The value style of investing continued its streak of outperforming the growth style, but the gap narrowed.

Q: How did the Fund perform during the six-month period ended January 31, 2007?

A: The Fund returned 13.6%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared with its benchmark, the Russell 2000® Index,5 which returned 15.0% over the same period.

Q: What were the most significant factors affecting performance?

A: The consumer discretionary sector was the greatest detractor from the Fund's performance relative to its benchmark, followed by the producer durables sector and the auto and transportation sector.

Among the individual firms that detracted from performance were technology holdings CACI International Inc. (the Fund's number-one detractor), a provider of information technology products and services, and RadiSys Corp., a designer of embedded computer solutions; consumer discretionary holding Select Comfort Corp., a designer of a line of air bed mattresses with adjustable firmness, as well as foundations and accessories; healthcare holding LCA-Vision Inc., an operator of stand-alone laser vision correction centers; and materials and processing holding Gibraltar Industries Inc., a manufacturer of metals and other engineered materials for the building products, vehicular, and other industrial markets.

The strongest contributor to the Fund's performance relative to its benchmark was the other energy sector (which includes oil service companies, as well as smaller exploration and production companies, and independent refiners), followed by the technology sector and the consumer staples sector.

Among the individual firms that contributed to performance were technology holdings TALX Corp. (the Fund's number-one contributor), a business process outsourcer for payroll data-centric services; other energy holding EXCO Resources, Inc., a company that explores for oil and natural gas; consumer staples holding J & J Snack Foods Corp., a maker of a variety of snack foods and beverages; healthcare holding Kyphon Inc., a company that utilizes its balloon technology to develop medical devices for orthopedic applications; and financial services holding U.S.I. Holdings Corp., a provider of insurance brokerage and employee health and welfare products, and related consulting and administration services.

The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 800-874-3733 or visit our Website www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P Composite 1500® Index is a broad market portfolio representing the large cap, mid cap, and small cap segments of the U.S. equity market.

2  The S&P 100® Index measures large company U.S. stock market performance. This market capitalization-weighted index is made up of 100 major, blue-chip stocks across diverse industry groups.

3  The S&P SmallCap 600® Index is comprised of 600 small-cap companies that meet specific inclusion criteria to ensure that they are investable and financially viable.

4  The S&P MidCap 400® Index measures the performance of the mid-size company segment of the U.S. market.

5  The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 800-821-5129 or referring to our Website at www.lordabbett.com.

Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

The views of the Fund's management and the portfolio holdings described in this report are as of January 31, 2007; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 through January 31, 2007).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 8/1/06 – 1/31/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/06	1/31/07	8/1/06 – 1/31/07
Class A
Actual	$1,000.00	$1,135.60	$7.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.42	$6.87
Class B
Actual	$1,000.00	$1,132.00	$10.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.23	$10.16
Class C
Actual	$1,000.00	$1,132.10	$10.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.23	$10.16
Class P
Actual	$1,000.00	$1,135.30	$7.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.91	$7.38
Class Y
Actual	$1,000.00	$1,137.40	$5.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.18	$5.09

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.35% for Class A, 2.00% for Classes B and C, 1.45% for Class P and 1.00% for Class Y) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2007

Sector*	%**
Auto & Transportation	2.40%
Consumer Discretionary	12.23%
Consumer Staples	2.26%
Financial Services	16.07%
Healthcare	15.23%
Materials & Processing	14.21%
Other Energy	2.83%
Producer Durables	13.61%
Technology	18.20%
Short-Term Investment	2.96%
Total	100.00%

  *  A sector may comprise several industries.

**  Represents percent of total investments.

Schedule of Investments (unaudited)

January 31, 2007

Investments	Shares	Value (000)
COMMON STOCKS 96.40%
Aerospace 2.26%
Curtiss-Wright Corp.	737,678	$28,165
HEICO Corp.	165,900	6,079
HEICO Corp., Class A	60,296	1,854
Total		36,098
Air Transportation 0.42%
AirTran Holdings, Inc.*	603,000	6,675
Auto Components 0.81%
Wabash National Corp.	809,950	12,911
Banks 2.44%
Investors Financial Services Corp.	582,625	27,249
PrivateBancorp, Inc.	310,819	11,622
Total		38,871
Biotechnology Research & Production 0.70%
Kensey Nash Corp.*	351,304	11,129
Building: Materials 3.20%
NCI Building Systems, Inc.*	288,800	16,438
Watsco, Inc.	676,500	34,515
Total		50,953
Building: Roofing & Wallboard 2.79%
Beacon Roofing Supply, Inc.*	2,133,250	44,457
Chemicals 1.10%
Albemarle Corp.	105,800	8,250
EnerSys*	573,500	9,325
Total		17,575
Communications & Media 1.50%
Entravision Communications Corp.*	2,995,800	23,966

Investments	Shares	Value (000)
Communications Technology 4.65%
Comtech Telecommunication Corp.*	569,259	$20,493
Foundry Networks, Inc.*	1,215,366	17,586
TALX Corp.	871,842	27,777
WebEx Communications, Inc.*	220,480	8,175
Total		74,031
Computer Services, Software & Systems 5.22%
CACI International Inc., Class A*	476,300	22,400
Epicor Software Corp.*	1,525,925	21,134
Lionbridge Technologies, Inc.*	1,803,420	11,668
Websense, Inc.*	1,292,200	27,976
Total		83,178
Computer Technology 3.97%
Komag, Inc.*	531,740	18,143
RadiSys Corp.*(a)	1,090,625	18,333
Stratasys, Inc.*(a)	831,924	26,821
Total		63,297
Consumer Electronics 1.55%
LoJack Corp.*	395,299	7,088
Universal Electronics, Inc.*(a)	843,228	17,607
Total		24,695
Consumer Products 1.92%
USANA Health Sciences, Inc.*	575,899	30,569
Diversified Financial Services 2.53%
Jones Lang LaSalle, Inc.	28,400	2,968
USI Holdings Corp.*	2,256,239	37,296
Total		40,264
Diversified Manufacturing 2.52%
CLARCOR, Inc.	610,600	21,163
Hexcel Corp.*	988,700	19,023
Total		40,186

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2007

Investments	Shares	Value (000)
Education Services 1.63%
Strayer Education, Inc.	228,196	$25,962
Electrical & Electronics 1.50%
Power Integrations, Inc.*	1,053,215	23,887
Electrical Equipment & Components 1.57%
Genlyte Group, Inc. (The)*	330,315	25,028
Electronics 0.03%
Avid Technology, Inc.*	11,202	414
Electronics: Instruments, Gauges & Meters 2.15%
FARO Technologies, Inc.*	306,824	7,603
Measurement Specialties, Inc.*(a)	1,275,545	26,710
Total		34,313
Electronics: Technology 2.72%
PerkinElmer, Inc.	709,800	16,943
ScanSource, Inc.*	897,806	26,342
Total		43,285
Engineering & Contracting Services 0.56%
Foster Wheeler Ltd.*	167,204	8,940
Foods 2.25%
J & J Snack Foods Corp.	867,538	35,812
Health & Personal Care 2.80%
Amedisys, Inc.*(a)	1,379,478	44,585
Healthcare Facilities 5.94%
ICON plc ADR*	559,304	20,862
LCA-Vision Inc.	990,656	38,358
United Surgical Partners, Inc.*	1,163,729	35,459
Total		94,679
Household Furnishings 3.12%
Select Comfort Corp.*(a)	2,692,508	49,650

Investments	Shares	Value (000)
Identification Control & Filter Devices 0.85%
X-Rite, Inc.	1,207,760	$13,563
Insurance: Multi-Line 3.06%
HealthExtras, Inc.*	128,900	3,295
Hilb, Rogal & Hobbs Co.	1,076,900	45,499
Total		48,794
Insurance: Property-Casualty 3.74%
First Acceptance Corp.*	423,100	4,379
HCC Insurance Holdings, Inc.	559,950	17,487
Ohio Casualty Corp.	1,275,342	37,674
Total		59,540
Machinery: Industrial/Specialty 2.40%
Actuant Corp., Class A	768,600	38,269
Machinery: Specialty 3.62%
Bucyrus International, Inc.	456,100	21,168
Flow International Corp.*	717,939	8,385
Graco, Inc.	691,700	28,201
Total		57,754
Medical & Dental Instruments & Supplies 4.30%
Kyphon Inc.*	593,332	27,762
Mentor Corp.	489,100	24,939
Symmetry Medical Inc.*	1,066,700	14,699
Techne Corp.*	20,400	1,184
Total		68,584
Medical Services 1.39%
Option Care, Inc.	1,677,366	22,124
Metal Fabricating 1.78%
Commercial Metals Co.	750,000	20,333
Reliance Steel & Aluminum Co.	194,700	8,107
Total		28,440

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

January 31, 2007

Investments	Shares	Value (000)
Oil: Crude Producers 2.81%
Comstock Resources, Inc.*	349,700	$11,173
EXCO Resources, Inc.*	2,005,100	33,686
Total		44,859
Rental & Leasing Services: Commercial 1.79%
United Rentals, Inc.*	324,300	8,351
Williams Scotsman International, Inc.*	994,237	20,103
Total		28,454
Retail 1.04%
PetMed Express, Inc*	330,520	3,907
Rush Enterprises, Inc., Class A*	693,771	12,710
Total		16,617
Savings & Loan 1.02%
Brookline Bancorp, Inc.	1,215,318	16,176
Securities Brokerage & Services 1.40%
optionsXpress Holdings, Inc.	938,690	22,294
Services: Commercial 0.94%
Harris Interactive, Inc.*	1,403,723	7,313
Kforce Inc.*	542,672	7,739
Total		15,052
Steel 2.16%
Carpenter Technology Corp.	290,579	34,027
Claymont Steel Holdings, Inc*	23,195	432
Total		34,459
Telecommunications Equipment 0.66%
SpectraLink Corp.*(a)	1,159,637	10,483
Truckers 1.15%
J.B. Hunt Transport Services, Inc.	729,078	18,322

Investments	Shares	Value (000)
Wholesalers 0.44%
Brightpoint, Inc.*	638,492	$7,030
Total Common Stocks (cost $1,391,451,673)		1,536,224
	Principal Amount (000)
SHORT-TERM INVESTMENT 2.94%
Repurchase Agreement
Repurchase Agreement dated 1/31/2007, 4.65% due 2/1/2007 with State Street Bank & Trust Co. collateralized by $47,480,000 of Federal Home Loan Mortgage Corp. at 5.25% due 7/18/2011; value: $47,776,750; proceeds: $46,841,718 (cost $46,835,669)	$46,836	46,836
Total Investments in Securities 99.34% (cost $1,438,287,342)		1,583,060
Other Assets in Excess of Liabilities 0.66%		10,510
Net Assets 100.00%		$1,593,570

ADR  American Depositary Receipt.

  *  Non-income producing security.

  (a)  Affiliated issuer (holding represents 5% or more of the underlying issuer's outstanding voting shares). See Note 10.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

January 31, 2007

ASSETS:
Investments in unaffiliated issuers, at value (cost $1,260,027,653)	$1,388,870,674
Investments in affiliated issuers, at value (cost $178,259,689)	194,188,844
Receivables:
Investment securities sold	33,302,534
Capital shares sold	1,923,150
Interest and dividends	289,012
Prepaid expenses and other assets	134,044
Total assets	1,618,708,258
LIABILITIES:
Payables:
Investment securities purchased	15,288,398
Capital shares reacquired	7,404,944
Management fee	948,441
12b-1 distribution fees	836,322
Trustees' fees	71,047
Fund administration	62,824
Accrued expenses and other liabilities	526,585
Total liabilities	25,138,561
NET ASSETS	$1,593,569,697
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,428,662,516
Accumulated net investment loss	(6,826,226)
Accumulated net realized gain on investments	26,961,231
Net unrealized appreciation on investments	144,772,176
Net Assets	$1,593,569,697
Net assets by class:
Class A Shares	$792,873,435
Class B Shares	$90,878,713
Class C Shares	$308,709,855
Class P Shares	$94,068,835
Class Y Shares	$307,038,859
Outstanding shares by class (unlimited number of authorized shares of beneficial interest, no par value):
Class A Shares	45,593,215
Class B Shares	5,412,355
Class C Shares	18,402,972
Class P Shares	5,397,633
Class Y Shares	17,368,350
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$17.39
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$18.45
Class B Shares-Net asset value	$16.79
Class C Shares-Net asset value	$16.78
Class P Shares-Net asset value	$17.43
Class Y Shares-Net asset value	$17.68

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended January 31, 2007

Investment income:
Dividends from unaffiliated issuers	$3,187,104
Dividends from affiliated issuers	199,949
Interest	1,428,012
Total investment income	4,815,065
Expenses:
Management fee	5,808,797
12b-1 distribution plan-Class A	1,384,935
12b-1 distribution plan-Class B	460,366
12b-1 distribution plan-Class C	1,603,071
12b-1 distribution plan-Class P	205,967
Shareholder servicing	1,473,539
Fund administration	317,528
Reports to shareholders	135,069
Registration	87,367
Custody	43,438
Professional	28,181
Trustees' fees	21,393
Other	21,634
Gross expenses	11,591,285
Expense reductions (See Note 7)	(23,234)
Net expenses	11,568,051
Net investment loss	(6,752,986)
Net realized and unrealized gain:
Net realized gain on investments in unaffiliated issuers	40,801,081
Net realized gain on investments in affiliated issuers	6,219,191
Net change in unrealized appreciation on investments	156,977,355
Net realized and unrealized gain	203,997,627
Net Increase in Net Assets Resulting From Operations	$197,244,641

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended January 31, 2007 (unaudited)	For the Year Ended July 31, 2006
Operations:
Net investment loss	$(6,752,986)	$(11,640,886)
Net realized gain on investments	47,020,272	73,620,717
Net change in unrealized appreciation (depreciation) on investments	156,977,355	(110,815,202)
Net increase (decrease) in net assets resulting from operations	197,244,641	(48,835,371)
Distributions to shareholders from:
Net realized gain
Class A	(38,602,981)	(16,715,878)
Class B	(4,623,658)	(2,674,386)
Class C	(16,141,215)	(8,323,036)
Class P	(4,644,406)	(788,460)
Class Y	(14,578,812)	(3,630,563)
Total distributions to shareholders	(78,591,072)	(32,132,323)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	183,521,309	961,018,141
Reinvestment of distributions	68,433,516	27,056,823
Cost of shares reacquired	(290,053,020)	(271,630,923)
Net increase (decrease) in net assets resulting from capital share transactions	(38,098,195)	716,444,041
Net increase in net assets	80,555,374	635,476,347
NET ASSETS:
Beginning of period	$1,513,014,323	$877,537,976
End of period	$1,593,569,697	$1,513,014,323
Accumulated net investment loss	$(6,826,226)	$(73,240)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Six Months Ended 1/31/2007		Year Ended 7/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$16.08		$16.71	$14.37	$11.71	$9.18	$10.45
Investment operations:
Net investment loss(a)	(.06)		(.12)	(.15)	(.16)	(.12)	(.12)
Net realized and unrealized gain (loss)	2.23		(.03)	3.88	3.07	2.65	(1.15)
Total from investment operations	2.17		(.15)	3.73	2.91	2.53	(1.27)
Distributions to shareholders from:
Net realized gain	(.86)		(.48)	(1.39)	(.25)	–	– (c)
Net asset value, end of period	$17.39		$16.08	$16.71	$14.37	$11.71	$9.18
Total Return(b)	13.56	%(d)	(.99)%	27.38%	24.96%	27.56%	(12.11)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.68	%(d)	1.38%	1.47%	1.55%	1.71%	1.66%
Expenses, excluding expense reductions	.68	%(d)	1.38%	1.47%	1.55%	1.89%	2.41%
Net investment loss	(.37	)%(d)	(.71)%	(.96)%	(1.12)%	(1.30)%	(1.09)%
Supplemental Data:
Net assets, end of period (000)	$792,873		$767,283	$465,124	$162,651	$59,717	$29,962
Portfolio turnover rate	24.29	%(d)	55.39%	58.65%	84.91%	68.48%	47.69%

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 1/31/2007		Year Ended 7/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$15.60		$16.34	$14.15	$11.56	$9.12	$10.45
Investment operations:
Net investment loss(a)	(.12)		(.23)	(.24)	(.24)	(.18)	(.18)
Net realized and unrealized gain (loss)	2.17		(.03)	3.82	3.02	2.62	(1.15)
Total from investment operations	2.05		(.26)	3.58	2.78	2.44	(1.33)
Distributions to shareholders from:
Net realized gain	(.86)		(.48)	(1.39)	(.19)	–	– (c)
Net asset value, end of period	$16.79		$15.60	$16.34	$14.15	$11.56	$9.12
Total Return(b)	13.20	%(d)	(1.70)%	26.71%	24.19%	26.75%	(12.68)%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.00	%(d)	2.02%	2.10%	2.18%	2.33%	2.27%
Expenses, excluding expense reductions	1.00	%(d)	2.02%	2.10%	2.18%	2.51%	3.02%
Net investment loss	(.70	)%(d)	(1.36)%	(1.61)%	(1.75)%	(1.92)%	(1.70)%
Supplemental Data:
Net assets, end of period (000)	$90,879		$89,943	$81,117	$45,384	$21,518	$12,013
Portfolio turnover rate	24.29	%(d)	55.39%	58.65%	84.91%	68.48%	47.69%

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 1/31/2007		Year Ended 7/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$15.59		$16.32	$14.14	$11.56	$9.12	$10.45
Investment operations:
Net investment loss(a)	(.12)		(.23)	(.24)	(.24)	(.18)	(.18)
Net realized and unrealized gain (loss)	2.17		(.02)	3.81	3.02	2.62	(1.15)
Total from investment operations	2.05		(.25)	3.57	2.78	2.44	(1.33)
Distributions to shareholders from:
Net realized gain	(.86)		(.48)	(1.39)	(.20)	–	– (c)
Net asset value, end of period	$16.78		$15.59	$16.32	$14.14	$11.56	$9.12
Total Return(b)	13.21	%(d)	(1.64)%	26.65%	24.18%	26.75%	(12.68)%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.00	%(d)	2.02%	2.10%	2.18%	2.33%	2.27%
Expenses, excluding expense reductions	1.00	%(d)	2.02%	2.10%	2.18%	2.51%	3.02%
Net investment loss	(.70	)%(d)	(1.36)%	(1.60)%	(1.75)%	(1.92)%	(1.70)%
Supplemental Data:
Net assets, end of period (000)	$308,710		$317,028	$221,554	$64,447	$23,039	$10,432
Portfolio turnover rate	24.29	%(d)	55.39%	58.65%	84.91%	68.48%	47.69%

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 1/31/2007		Year Ended 7/31
	(unaudited)		2006	2005	2004	2003		2002
Per Share Operating Performance
Net asset value, beginning of period	$16.12		$16.77	$14.42	$11.73	$9.19		$10.45
Investment operations:
Net investment loss(a)	(.07)		(.14)	(.17)	(.37)	(.10)		(.12)
Net realized and unrealized gain (loss)	2.24		(.03)	3.91	3.28	2.64		(1.14)
Total from investment operations	2.17		(.17)	3.74	2.91	2.54		(1.26)
Distributions to shareholders from:
Net realized gain	(.86)		(.48)	(1.39)	(.22)	–		– (c)
Net asset value, end of period	$17.43		$16.12	$16.77	$14.42	$11.73		$9.19
Total Return(b)	13.53	%(d)	(1.11)%	27.35%	24.97%	27.64%		(12.01)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.73	%(d)	1.48%	1.69%	1.63%†	1.78	%†	1.72%
Expenses, excluding expense reductions	.73	%(d)	1.48%	1.70%	1.63%†	1.96	%†	2.47%
Net investment loss	(.42	)%(d)	(.80)%	(1.06)%	(1.20)%†	(1.37	)%†	(1.15)%
Supplemental Data:
Net assets, end of period (000)	$94,069		$80,298	$13,954	$218	$1		$1
Portfolio turnover rate	24.29	%(d)	55.39%	58.65%	84.91%	68.48%		47.69%

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class Y Shares
	Six Months Ended 1/31/2007		Year Ended 7/31
	(unaudited)		2006	2005	2004	2003		2002
Per Share Operating Performance
Net asset value, beginning of period	$16.31		$16.88	$14.45	$11.75	$9.20		$10.45
Investment operations:
Net investment loss(a)	(.03)		(.06)	(.09)	(.10)	(.11)		(.10)
Net realized and unrealized gain (loss)	2.26		(.03)	3.91	3.07	2.66		(1.15)
Total from investment operations	2.23		(.09)	3.82	2.97	2.55		(1.25)
Distributions to shareholders from:
Net realized gain	(.86)		(.48)	(1.39)	(.27)	–		– (c)
Net asset value, end of period	$17.68		$16.31	$16.88	$14.45	$11.75		$9.20
Total Return(b)	13.74	%(d)	(.61)%	27.88%	24.45%	27.72%		(11.92)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.50	%(d)	1.03%	1.17%	1.18%†	1.33	%†	1.27%
Expenses, excluding expense reductions	.50	%(d)	1.03%	1.17%	1.18%†	1.51	%†	2.02%
Net investment loss	(.20	)%(d)	(.36)%	(.57)%	(.75 )%†	(.92	)%†	(.70)%
Supplemental Data:
Net assets, end of period (000)	$307,039		$258,461	$95,788	$5,295	$1		$1
Portfolio turnover rate	24.29	%(d)	55.39%	58.65%	84.91%	68.48%		47.69%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Amount represents less than $.01.

(d) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Blend Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management company, organized as a Delaware Statutory Trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the "Fund"). The Securities and Exchange Commission declared the registration of the Fund and its shares effective on June 26, 2001 and each class of shares became available to the public on July 2, 2001. As of the close of business on January 31, 2006, Class A, B, C, P, and Y shares of the Fund were not available for purchase by new investors other than through certain retirement and benefit plans, and financial intermediaries that provide recordkeeping or advisory services and have entered into special arrangements with the Fund or the Distributor. In addition, Directors/Trustees of the Lord Abbett Funds, partners and employees of Lord Abbett, and the family members of such persons may purchase shares of the Fund. Investors should note, however, that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

The Fund's investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months (24 months if shares were purchased prior to November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are

Notes to Financial Statements (unaudited)(continued)

allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, and P shares bear their class-specific share of all expenses and fees relating to the Fund's 12b-1 Distribution Plans.

(f)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $1 billion	.75%
Over $1 billion	.70%

For the six months ended January 31, 2007, the effective management fee paid to Lord Abbett was at a rate of .73% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

Notes to Financial Statements (unaudited)(continued)

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee	Class A		Class B	Class C	Class P
Service	.25%		.25%	.25%	.20%
Distribution	.10	%(1)	.75%	.75%	.25%

(1) The amount of CDSC collected by the Fund during the six months ended January 31, 2007 was $13,621.

Class Y does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2007:

Distributor Commissions	Dealers' Concessions
$56,727	$320,034

Distributor received CDSCs of $13,549 and $21,958 for Class A and Class C shares, respectively, for the six months ended January 31, 2007.

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended January 31, 2007 and the fiscal year ended July 31, 2006 are as follows:

	Six Months Ended 1/31/2007 (unaudited)	Year Ended 7/31/2006
Distributions paid from:
Ordinary income	$25,645,656	$16,605,582
Net long-term capital gains	52,945,416	15,526,741
Total distributions paid	$78,591,072	$32,132,323

As of January 31, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$1,438,905,975
Gross unrealized gain	187,657,848
Gross unrealized loss	(43,504,305)
Net unrealized security gain	$144,153,543

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2007 are as follows:

Purchases	Sales
$366,767,816	$473,560,710

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2007.

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' Fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

Notes to Financial Statements (unaudited)(continued)

8. LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of January 31, 2007, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended January 31, 2007.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the six months ended January 31, 2007:

Affiliated Issuer	Balance of Shares Held at 7/31/2006	Gross Additions	Gross Sales	Balance of Shares Held at 1/31/2007	Value at 1/31/2007	Net Realized Gain (Loss) 8/1/2006 to 1/31/2007(c)	Dividend Income 8/1/2006 to 1/31/2007(c)
Amedisys, Inc.(b)	1,108,184	358,395	(87,101)	1,379,478	$44,584,729	$699,186	$-
Beacon Roofing Supply, Inc.(a)	1,967,797	334,553	(169,100)	2,133,250	-	937,222	-
Entravision Communications(a)	3,159,300	41,100	(204,600)	2,995,800	-	(93,313)	-
LCA-Vision Inc.(a)	1,071,356	13,600	(94,300)	990,656	-	(187,917)	128,563
Measurement Specialties, Inc.	1,378,145	-	(102,600)	1,275,545	26,709,912	74,699	-
Option Care, Inc.(a)	1,811,866	23,000	(157,500)	1,677,366	-	435,772	71,386
RadiSys Corp.	959,804	190,221	(59,400)	1,090,625	18,333,406	-	-
Select Comfort Corp.	2,807,938	128,170	(243,600)	2,692,508	49,649,848	2,308,538	-
SpectraLink Corp.	1,253,937	15,900	(110,200)	1,159,637	10,483,118	(267,264)	-
Stratasys, Inc.	902,624	13,500	(84,200)	831,924	26,821,230	937,738	-
Universal Electronics, Inc.	1,004,369	-	(161,141)	843,228	17,606,601	1,374,530	-
Total					$194,188,844	$6,219,191	$199,949

(a) No longer an affiliated issuer as of January 31, 2007.

(b) 358,395 shares acquired in a 4-for-3 stock split; ex-date December 5, 2006.

(c) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.

11. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth and value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and

Notes to Financial Statements (unaudited)(continued)

out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small company stocks, which tend to be more volatile and can be less liquid than large company stocks. Small companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large companies.

These factors can affect the Fund's performance.

12. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

	Six Months Ended January 31, 2007 (unaudited)		Year Ended July 31, 2006
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,162,264	$87,446,701	28,333,877	$487,451,536
Reinvestment of distributions	2,015,772	34,570,493	888,249	14,860,535
Shares reacquired	(9,299,188)	(157,435,097)	(9,336,966)	(158,820,032)
Increase (decrease)	(2,121,152)	$(35,417,903)	19,885,160	$343,492,039
Class B Shares
Shares sold	201,310	$3,307,977	1,604,893	$26,461,264
Reinvestment of distributions	238,156	3,948,629	137,504	2,242,684
Shares reacquired	(791,466)	(12,982,564)	(943,816)	(15,752,364)
Increase (decrease)	(352,000)	$(5,725,958)	798,581	$12,951,584
Class C Shares
Shares sold	832,994	$13,710,954	9,006,248	$148,198,140
Reinvestment of distributions	691,331	11,455,356	346,405	5,643,031
Shares reacquired	(3,458,213)	(56,560,646)	(2,591,892)	(43,028,434)
Increase (decrease)	(1,933,888)	$(31,394,336)	6,760,761	$110,812,737
Class P Shares
Shares sold	1,528,948	$25,910,610	5,038,099	$87,319,105
Reinvestment of distributions	232,088	3,989,599	44,887	753,644
Shares reacquired	(1,343,957)	(22,902,638)	(934,488)	(16,031,475)
Increase	417,079	$6,997,571	4,148,498	$72,041,274
Class Y Shares
Shares sold	3,017,132	$53,145,067	12,168,212	$211,588,096
Reinvestment of distributions	830,145	14,469,439	210,220	3,556,929
Shares reacquired	(2,329,343)	(40,172,075)	(2,201,768)	(37,998,618)
Increase	1,517,934	$27,442,431	10,176,664	$177,146,407

Notes to Financial Statements (unaudited)(concluded)

13. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. The Fund will adopt FIN 48 no later than January 31, 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No.157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Supplemental Proxy Information (unaudited)

A meeting of the Fund's shareholders was held on December 18, 2006. The meeting was held for the purpose of approving the election of the following nine (9) Directors:

•  E. Thayer Bigelow

•  William H.T. Bush

•  Robert B. Calhoun, Jr.

•  Robert S. Dow

•  Daria L. Foster

•  Julie A. Hill

•  Franklin W. Hobbs

•  Thomas J. Neff

•  James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Matter	Votes For	Votes Against	Votes Withheld	Abstentions
E. Thayer Bigelow	62,152,382.478	303,435.052	–	–
William H.T. Bush	62,146,180.378	309,367.152	–	–
Robert B. Calhoun, Jr.	62,171,179.478	284,638.052	–	–
Robert S. Dow	62,172,602.846	283,214.684	–	–
Daria L. Foster	62,166,991.342	288,826.188	–	–
Julie A. Hill	61,896,683.569	559,133.961	–	–
Franklin W. Hobbs	62,163,740.564	292,076.966	–	–
Thomas J. Neff	62,158,643.619	297,173.911	–	–
James L.L. Tullis	62,169,973.632	285,843.898	–	–

Approval of Advisory Contract

At meetings on December 11 and 12, 2006, the Board, including all of the Trustees who are not interested persons, considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contracts Committee during the year.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2006, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance versus that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the fifth quintile of its performance universe for the nine-month and one-year periods, in the second quintile for the three-year period, and in the first quintile for the five-year period. The Board also observed that the investment performance was below that of the Lipper Small-Cap Core Index for the nine-month and one-year periods and above that of the Index for the three-year and five-year periods.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense ratio of the Fund and the expense ratios of the peer expense groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the contractual and actual management and administrative services fees were approximately one basis point above the median of the peer group. The Board also observed that the total expense ratio of Class A was approximately six basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately the same as the median of the peer group, the total expense ratio of Class P was approximately twelve basis points above the median of the peer group, and the total expense ratio of Class Y was approximately three basis points above the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Fund, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Fund, but that that business also benefits the Fund. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Householding

The Trust has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2006 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Trust is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Blend Trust

Lord Abbett Small-Cap Blend Fund

LASCB-3-107

(03/07)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Schedule of Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company

Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BLEND TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

LORD ABBETT BLEND TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 22, 2007